Debt (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
October 1, 2014, January 1, 2015, April 1, 2015 and July 1, 2015 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	$ 250,000
October 1, 2015, January 1, 2016, April 1, 2016 and July 1, 2016 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	625,000
October 1, 2016, January 1, 2017, April 1, 2017 and July, 2017 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	750,000
October 1, 2017, January 1, 2018 and April 1, 2018 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	875,000
July 1, 2018 [Member]
Debt Instrument [Line Items]
Amount Of Principal Payment	$ 3,875,000